Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents		$ 9,746,873	$ 8,098,075
Short-term investments		7,595,919	5,824,557
Accounts receivable		933,894	2,782,693
Prepayments and other current assets		234,426	256,801
Total Current Assets		18,511,112	16,962,126
Investments in non-marketable securities		1,171,892	1,230,635
Property and equipment, net		5,819,343	5,877,224
Other assets		41,182	76,861
Total Assets		25,543,529	24,146,846
Current Liabilities
Accounts payable		205,984	526,098
Accrued expenses and other liabilities		221,003	1,000,532
Total Current Liabilities		426,987	1,526,630
Deferred tax liabilities		41,670	22,260
Total Liabilities		468,657	1,548,890
Commitments and Contingencies
Equity
Additional paid-in capital		40,398,649	34,506,456
Deferred share compensation			(1,716,667)
Statutory reserve		1,327,427	1,340,331
Accumulated deficit		(19,475,009)	(14,190,570)
Accumulated other comprehensive loss		(1,115,490)	(1,308,864)
Total Zhongchao Inc. Shareholders’ Equity		21,135,583	18,630,686
Non-controlling interests		3,939,289	3,967,270
Total Equity		25,074,872	22,597,956
Total Liabilities and Equity		25,543,529	24,146,846
Class A Ordinary Shares
Equity
Ordinary Share value	[1]	6
Class B Ordinary Shares
Equity
Ordinary Share value	[1]

[1]	Retroactively restated for the effect of the 1-for-8 share consolidation effected on March 2, 2026, the 1-for-31 share consolidation effected on June 8, 2026, the 1-for-3 share consolidation effected on June 29, 2026, and the 1-for-2 share consolidation and capital reduction effected on September 28, 2026.